UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02752 and 811-21299

Name of Fund: CMA Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, CMA Money Fund and Master Money LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 06/30/2009

Item 1 – Schedule of Investments

CMA Money Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Money LLC	$11,696,106,070

Total Investments (Cost - $11,696,106,070) - 100.0%	11,696,106,070
Liabilities in Excess of Other Assets - (0.0)%	(3,783,275)

Net Assets - 100.0%	$11,692,322,795

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	—
Level 2	$11,696,106,070
Level 3	—

Total	$11,696,106,070

Master Money LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Certificates of Deposit-Euro - 1.1%

Credit Agricole SA, NY, 0.61%, 12/29/09	$208,000	$208,000,000

Certificates of Deposit - Yankee - 34.2% (a)

BNP Paribas, NY, 0.74%, 7/06/09	300,000	300,000,665
BNP Paribas, NY, 0.56%, 11/30/09	200,000	200,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 0.97%, 7/01/09	216,500	216,500,060
Banco Bilbao Vizcaya Argentaria SA, NY, 0.80%, 7/16/09	25,000	25,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 1.16%, 8/03/09	250,000	250,002,348
Banco Bilbao Vizcaya Argentaria SA, NY, 1.07%, 10/29/09	100,000	100,003,343
Banco Bilbao Vizcaya Argentaria SA, NY, 0.66%, 12/04/09	80,000	80,001,739
Bank of Montreal, Chicago, 0.35%, 9/14/09	295,000	295,000,000
Bank of Tokyo-Mitsubishi Ltd., NY, 0.75%, 8/07/09	120,500	120,500,000
Barclays Bank Plc, NY, 0.73%, 8/07/09	210,000	210,000,000
Deutsche Bank AG, NY, 0.50%, 8/11/09	100,000	100,000,000
Dexia Credit Local, NY, 1.01%, 7/17/09 (b)	238,500	238,500,000
Dexia Credit Local, NY, 0.47%, 7/21/09	100,000	100,000,583
DnB NOR Bank ASA, NY, 1.42%, 10/27/09	250,000	250,000,000
DnB NOR Bank ASA, NY, 0.62%, 12/14/09	100,000	100,000,000
Intesa Sanpaolo SpA, NY, 0.84%, 7/01/09	190,000	190,000,000
Intesa Sanpaolo SpA, NY, 0.90%, 8/31/09	100,000	100,000,000
Intesa Sanpaolo SpA, NY, 0.52%, 10/20/09	189,000	189,000,000
Lloyd’s TSB Bank Plc, NY, 1.48%, 7/13/09	183,000	183,008,529
Lloyd’s TSB Bank Plc, NY, 1.04%, 7/22/09	218,000	218,000,000
Lloyd’s TSB Bank Plc, NY, 0.82%, 8/14/09	175,000	175,000,000
Lloyd’s TSB Bank Plc, NY, 0.56%, 9/15/09	168,000	168,000,000
Mizuho Corporate Bank, NY, 0.65%, 8/06/09	123,750	123,750,000
Rabobank Nederland NV, NY, 0.85%, 8/03/09	150,000	150,000,000
Rabobank Nederland NV, NY, 0.50%, 11/30/09	90,000	90,000,000
Royal Bank of Scotland Group Plc, CT, 1.23%, 7/14/09	203,000	203,000,000
Royal Bank of Scotland Group Plc, CT, 0.64%, 9/03/09	213,500	213,500,000
Royal Bank of Scotland Group Plc, CT, 0.63%, 9/18/09	125,000	125,002,773
Royal Bank of Scotland Group Plc, CT, 0.63%, 9/30/09	100,000	100,000,000
Royal Bank of Scotland Group Plc, NY, 1.25%, 7/09/09	200,000	200,000,000
Sumitomo Mitsui Banking Corp., NY, 0.91%, 7/23/09	200,000	200,001,272
Svenska Handelsbanken AB, NY, 0.83%, 11/09/09	188,000	188,006,865
Svenska Handelsbanken AB, NY, 0.62%, 11/30/09	220,000	220,004,660
UBS Securities LLC, Stamford, 1.21%, 7/13/09	285,000	285,000,000
UBS Securities LLC, Stamford, 1.18%, 7/15/09	196,500	196,500,000
UBS Securities LLC, Stamford, 1.16%, 7/31/09	234,000	234,009,027

Total Certificates of Deposit - Yankee		6,337,291,864

Commercial Paper (c) - 30.9%

Antalis U.S. Funding Corp., 0.60%, 7/15/09	50,000	49,987,500
Antalis U.S. Funding Corp., 0.42%, 8/17/09	21,900	21,887,737
Atlantis One Funding Corp., 0.46%, 8/04/09	150,000	149,932,917
Atlantis One Funding Corp., 0.45%, 8/05/09	250,000	249,887,500
Atlantis One Funding Corp., 0.40%, 9/09/09	145,000	144,885,611

Master Money LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Commercial Paper

Banco Bilbao Vizcaya Argentaria SA, NY, 1.00%, 11/13/09	$246,000	$245,070,667
Cancara Asset Securitisation LLC, 0.75%, 7/07/09	90,000	89,986,875
Cancara Asset Securitisation LLC, 0.70%, 7/08/09	40,000	39,993,778
Cancara Asset Securitisation LLC, 0.34% - 0.36%, 7/10/09	134,500	134,486,825
Cancara Asset Securitisation LLC, 0.50%, 8/14/09	173,000	172,891,875
Chariot Funding LLC, 0.30%, 9/08/09	100,000	99,941,667
Citigroup Funding Inc., 0.53%, 7/10/09	100,000	99,985,279
Clipper Receivables Co. LLC, 0.35%, 7/13/09	85,000	84,989,257
Danske Corp.-GTD, 0.80%, 7/06/09	200,000	199,973,333
Danske Corp.-GTD, 0.49%, 8/10/09	158,000	157,911,827
Danske Corp.-GTD, 0.39%, 9/08/09	163,000	162,877,976
Danske Corp.-GTD, 0.76%, 11/02/09	50,000	49,868,924
DnB NOR Bank ASA, 1.45%, 7/22/09	40,000	39,964,556
DnB NOR Bank ASA, 0.66%, 12/10/09	164,500	164,008,419
DnB NOR Bank ASA, 0.52%, 12/21/09	38,000	37,904,493
Erasmus Capital Corp., 0.37%, 7/10/09	66,120	66,113,204
Erasmus Capital Corp., 0.55%, 7/14/09	65,000	64,986,097
Erasmus Capital Corp., 0.50%, 7/17/09	111,289	111,262,723
Fairway Finance Co., LLC, 0.45%, 8/03/09	40,000	39,983,000
Fortis Bank SA/NV, NY, 0.66%, 9/22/09	200,000	199,692,000
ING Funding LLC, 0.78%, 7/07/09	100,000	99,984,833
ING Funding LLC, 0.40%, 9/04/09	61,000	60,955,267
ING Funding LLC, 0.42%, 9/09/09	195,000	194,838,475
Liberty Street Funding LLC, 0.43%, 8/14/09	50,000	49,973,125
Nieuw Amsterdam Receivables Corp., 1.05%, 7/02/09	93,000	92,994,575
Nieuw Amsterdam Receivables Corp., 0.45%, 7/13/09	90,000	89,985,375
Nieuw Amsterdam Receivables Corp., 1.00%, 7/22/09	84,866	84,814,137
Nieuw Amsterdam Receivables Corp., 0.95%, 7/24/09	29,000	28,981,633
Nieuw Amsterdam Receivables Corp., 0.70%, 8/11/09	55,000	54,955,083
Nieuw Amsterdam Receivables Corp., 0.46%, 9/10/09	76,000	75,930,080
Old Line Funding, LLC, 0.45%, 8/04/09	51,995	51,972,252
Santander Central Hispano Finance, Inc., 1.65%, 8/03/09	146,000	145,772,483
Scaldis Capital LLC, 0.60%, 8/07/09	120,000	119,924,000
Scaldis Capital LLC, 0.61%, 8/13/09	125,000	124,906,806
Societe Generale, 0.57%, 8/04/09	52,800	52,770,740
Societe Generale, 0.44%, 8/19/09	175,000	174,893,056
Societe Generale, 0.76%, 8/31/09	5,000	4,993,456
Societe Generale, 0.52%, 9/18/09	250,000	249,711,111
Societe Generale, 0.73%, 11/06/09	200,000	199,476,833
Solitaire Funding LLC, 0.47%, 8/21/09	100,000	99,932,111
Straight-A Funding, LLC, 0.39%, 8/18/09	95,900	95,849,093
Straight-A Funding, LLC, 0.34%, 8/27/09	30,000	29,983,567
Straight-A Funding, LLC, 0.37%, 9/08/09	47,000	46,966,186
Straight-A Funding, LLC, 0.37%, 9/10/09	70,000	69,948,200

Master Money LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Commercial Paper

Straight-A Funding, LLC, 0.37%, 9/16/09	$50,000	$49,959,917
Svenska Handelsbanken AB, 0.51%, 8/06/09	99,000	98,948,108
Svenska Handelsbanken AB, 0.51%, 12/15/09	69,660	69,494,209
Tempo Finance Corp., 0.50%, 7/01/09	30,000	29,999,583
Tempo Finance Corp., 0.55%, 7/13/09	41,608	41,599,736
UBS Finance, LLC, 0.69%, 8/20/09	180,000	179,824,050
Victory Receivables Corp., 0.52%, 8/05/09	80,000	79,958,400
Wells Fargo & Co., 0.05%, 7/01/09	4,897	4,896,993

Total Commercial Paper		5,733,667,513

Corporate Notes (b) - 6.3%

Bank of Montreal, Chicago, 0.82%, 10/05/09 (d)	181,840	181,840,000
HSBC USA Inc., 1.56%, 10/15/09	33,725	33,725,000
ING Bank, NV, 0.98%, 8/24/09 (d)	110,000	110,000,000
ING Funding LLC, 1.08%, 9/18/09	53,825	53,825,000
KBC Bank NV, 0.49%, 8/03/09	109,255	109,255,000
Lloyd’s TSB Bank Plc, 1.29%, 8/07/09	145,000	145,000,000
Nordea Bank Finland Plc, 1.45%, 10/23/09	137,450	137,450,000
Rabobank Nederland NV, NY, 0.56%, 10/07/09 (d)	213,400	213,400,000
U.S. Bank, NA, 0.76%, 8/24/09	34,250	34,179,359
Wachovia Bank, NA, 1.59%, 8/04/09	117,600	117,600,000
Wells Fargo & Co., 0.78%, 9/23/09	35,200	35,105,125

Total Corporate Notes		1,171,379,484

Funding Agreements (b)(e) - 0.6%

Genworth Life Insurance Co., 0.75%, 10/13/09	75,000	75,000,000
Metropolitan Life Insurance Co., 0.62%, 9/17/09	25,000	25,000,000

Total Funding Agreements		100,000,000

U.S. Government Sponsored Agency Obligations - 20.5%

Fannie Mae Discount Notes, 0.58% - 0.60%, 8/19/09	195,300	195,140,028
Fannie Mae Discount Notes, 0.97%, 8/05/10	115,805	115,758,650
Federal Home Loan Bank Discount Notes, 0.59%, 8/12/09	92,500	92,434,813
Federal Home Loan Bank Discount Notes, 0.60%, 8/14/09	90,500	90,432,125
Federal Home Loan Bank Discount Notes, 0.59%, 8/21/09	42,000	41,964,207
Federal Home Loan Bank Discount Notes, 0.59%, 8/25/09	165,300	165,148,291
Federal Home Loan Bank Discount Notes, 0.62%, 9/01/09	143,000	142,844,845
Federal Home Loan Bank Discount Notes, 0.64%, 9/17/09	50,001	49,930,776
Federal Home Loan Bank Variable Rate Notes, 0.24%, 8/13/09	117,550	117,550,000
Federal Home Loan Bank Variable Rate Notes, 0.22%, 8/14/09	172,660	172,657,869
Federal Home Loan Bank Variable Rate Notes, 0.73%, 2/05/10	118,955	118,955,000
Federal Home Loan Bank Variable Rate Notes, 0.82%, 2/26/10	125,060	125,060,000
Federal Home Loan Bank Variable Rate Notes, 1.00%, 7/09/10	215,550	215,505,661
Federal Home Loan Bank Variable Rate Notes, 1.11%, 10/08/10	137,000	136,947,455
Freddie Mac Discount Notes, 0.56% - 0.60%, 8/17/09	485,830	485,458,459
Freddie Mac Discount Notes, 0.60%, 9/01/09	120,356	120,229,626
Freddie Mac Discount Notes, 0.54%, 9/30/09	189,415	189,153,607
Freddie Mac Variable Rate Notes, 1.04%, 7/14/10	130,000	129,952,873

Master Money LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

U.S. Government Agency Sponsored Agency Obligations

Freddie Mac Variable Rate Notes, 0.641%, 8/24/10	$98,650	$98,654,883
Freddie Mac Variable Rate Notes, 0.63%, 9/03/10	213,610	213,559,573
Freddie Mac Variable Rate Notes, 0.39%, 2/14/11	475,170	475,047,917
Freddie Mac Variable Rate Notes, 0.90%, 5/05/11	290,000	289,838,370

Total U.S. Government Sponsored Agency Obligations		3,782,225,028

U.S. Treasury Obligations - 6.5% (c)

U.S. Treasury Bills, 0.39%, 8/06/09	126,600	126,549,255
U.S. Treasury Bills, 0.45%, 8/13/09	112,000	111,939,084
U.S. Treasury Bills, 0.50%, 8/20/09	125,000	124,912,344
U.S. Treasury Bills, 0.47%, 8/27/09	44,918	44,884,349
U.S. Treasury Bills, 0.36%, 9/03/09	250,000	249,839,757
U.S. Treasury Bills, 0.40%, 9/10/09	117,000	116,905,932
U.S. Treasury Bills, 0.61% - 0.66%, 11/19/09	249,610	248,980,742
U.S. Treasury Bills, 0.55%, 7/01/10	182,000	180,997,079

Total U.S. Treasury Obligations		1,205,008,542

Repurchase Agreements - 0.4%

Barclays Bank Plc, NY, 0.01%, 7/01/09 (purchased on 6/30/09 to be repurchased at $25,323,007, collateralized by U.S. Treasury STRIPS (f), 11/15/24-5/15/38 and U.S. Treasury STRIPS (f) principal only, 1/15/24)	25,323	25,323,000
Deutsche Bank Securities, Inc., 0.09%, 7/01/09 (purchased on 6/30/09 to be repurchased at $20,000,049, collateralized by Fannie Mae, 6.03%, 10/08/27)	20,000	20,000,000
UBS Securities LLC, 0.09%, 7/01/09 (purchased on 6/30/09 to be repurchased at $25,000,062, collateralized by Resolution Funding Corp. Stripped Interest Payment 7/15/09-4/15/30)	25,000	25,000,000

Total Repurchase Agreements		70,323,000

Total Investments (Cost - $18,607,895,431*) - 100.4%		18,607,895,431
Liabilities in Excess of Other Assets - (0.4)%		(69,381,769)

Net Assets - 100.0%		$18,538,513,662

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand or maturity.

(c)	Rate shown reflects discount rates or range of discount rates paid at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Restricted security as to resale, representing 0.6% of net assets were as follows:

Issue	Acquisition Date	Cost	Value

Genworth Life Insurance Co., 0.75%, 10/13/09	10/10/2008	$75,000,000	$75,000,000
Metropolitan Life Insurance Co., 0.62%, 9/17/09	9/17/2008	25,000,000	25,000,000

Total		$100,000,000	$100,000,000

(f)	Separately Traded Registered Interest and Principal Securities (STRIPS).

Master Money LLC

Schedule of Investments June 30, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2 **	$18,607,895,431
Level 3	—

Total	$18,607,895,431

** See above Schedule of Investments for values in each security type.

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Money Fund and Master Money LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
CMA Money Fund and Master Money LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
CMA Money Fund and Master Money LLC

Date: August 21, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Money Fund and Master Money LLC

Date: August 21, 2009